Note 8 - Charter-in Arrangements (Details) $ in Thousands	3 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2023 USD ($)	May 06, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Voyage Revenue	$ 0		$ 597,223	$ 0
Costamare Bulkers Holdings Limited Predecessor [Member]
Voyage Revenue		$ 327,402		$ 1,195,401
Costamare Bulkers Inc. ("CBI") [Member] | Costamare Bulkers Holdings Limited Predecessor [Member]
Number of Vessels Chartered-in During Period		54		89	72
Chart-in Hire Expenses		$ 95,604		$ 411,606	$ 289,410
Costamare Bulkers Inc. ("CBI") [Member] | Costamare Bulkers Holdings Limited Predecessor [Member] | Time Charters [Member]
Voyage Revenue		$ 181,263		$ 658,975	$ 434,554